Consolidated Statements of Operations - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 339,515	$ 2,137,607	$ 1,752,976
Cost of sales	112,238	760,955	1,278,469
Gross profit	227,277	1,376,652	474,507
Operating expenses
Consulting expense		592,659	1,005,655
Professional fees		171,024	218,760
Officer compensation		372,978	220,000
Payroll and related expense		939,061	827,343
General and administrative	873,503	663,119	286,795
Total operating expenses	873,503	2,738,841	2,558,553
Loss from operations	(646,226)	(1,362,189)	(2,084,046)
Other income (expense)
Interest expense	(3,417)	(11,001)	(45,860)
Other income		2,950
Change in value of derivative liability			(126,623)
Amortization of debt discount			(462,963)
Gain on forgiveness of debt		329,018
Equity loss in investment		(835,462)	(818,611)
Total other income (expense)	(3,417)	(514,495)	(1,454,057)
Loss before provision for income taxes	(649,643)	(1,876,684)	(3,538,103)
Provision for income taxes
Net loss	(649,643)	(1,876,684)	(3,538,103)
Deemed dividend for downround provision in warrants		(52,861)
Net loss attributed to common stockholders	$ (649,643)	$ (1,929,545)	$ (3,538,103)
Weighted average shares outstanding - basic and diluted (in Shares)	28,428,215	27,375,508	22,080,873
Loss per shares - basic and diluted (in Dollars per share)	$ (0.02)	$ (0.07)	$ (0.16)